Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 8. Asset Retirement Obligations

The Company’s AROs primarily relate to the Company’s portion of future plugging and abandonment costs for wells and related facilities. The following table presents the changes in the asset retirement obligations for the six months ended June 30, 2017 (in thousands):

Asset retirement obligations at beginning of period	$11,033
Accretion expense	305
Liabilities incurred	2,698
Revisions	(286)

Asset retirement obligations at end of period	13,751
Less: current portion	(90)

Asset retirement obligations—long-term	$13,661

Note 8. Asset Retirement Obligations

The following table presents the changes in the asset retirement obligations for the years ended December 31, 2016, 2015 and 2014:

	For the Year Ended December 31,
	2016	2015	2014
Asset retirement obligations at beginning of period	$7,020	$5,935	$4,991
Balance at inception of common control (February 17, 2015)	—	37	—
Accretion expense	407	354	309
Liabilities incurred	3,723	686	676
Liabilities settled	(5)	(8)	—
Revisions	(112)	16	(41)

Asset retirement obligations at end of period	11,033	7,020	5,935
Less: current portion	90	90	90
Asset retirement obligations—long-term	$10,943	$6,930	$5,845